Provisions (Tables)	6 Months Ended
Jun. 30, 2021
Other Provisions, Contingent Liabilities And Contingent Assets [Abstract]
Disclosure of other provisions rollforward

	Restructuring costs	Legal proceedings and regulatory matters	Customer remediation	Other provisions	Total
	$m	$m	$m	$m	$m
Provisions (excluding contractual commitments)
At 31 Dec 2020	671	756	858	305	2,590
Additions	158	61	92	100	411
Amounts utilised	(273)	(149)	(298)	(28)	(748)
Unused amounts reversed	(72)	(14)	(93)	(43)	(222)
Exchange and other movements	45	(27)	10	(29)	(1)
At 30 Jun 2021	529	627	569	305	2,030
Contractual commitments[1]
At 31 Dec 2020					1,088
Net change in expected credit loss provision and other movements					(304)
At 30 Jun 2021					784
Total provisions
At 31 Dec 2020					3,678
At 30 Jun 2021					2,814
1    Contractual commitments include the provision for contingent liabilities measured under IFRS 9 ‘Financial Instruments’ in respect of financial guarantees and the expected credit loss provision on off-balance sheet guarantees and commitments.